Short-term debt (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfShorttermDebtLineItems [Line Items]
Decrease In Current Borrowings	€ 1,154
Cash flows from (used in) increase (decrease) in current borrowings	(581)	€ (2,645)	€ 3,216
Foreign exchange gain (loss)	(905)	676	€ (354)
Current commercial papers issued and current portion of non-current commercial papers issued	1,664	2,738
Undrawn borrowing facilities	5,802	6,236
Eni Finance USA Inc [Member]
DisclosureOfShorttermDebtLineItems [Line Items]
Current commercial papers issued and current portion of non-current commercial papers issued	1,070	1,750
Eni Finance International SA [Member]
DisclosureOfShorttermDebtLineItems [Line Items]
Current commercial papers issued and current portion of non-current commercial papers issued	594	€ 988
Euro Reporting Subsidiaries [Member]
DisclosureOfShorttermDebtLineItems [Line Items]
Foreign exchange gain (loss)	€ 574
Short-Term Debt [Member]
DisclosureOfShorttermDebtLineItems [Line Items]
Borrowings, interest rate	1.30%	0.90%
Credit Facility One [Member]
DisclosureOfShorttermDebtLineItems [Line Items]
Undrawn borrowing facilities	€ 11,584	€ 12,267